Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® Blackstone Senior Loan ETF
(the “Fund”)
Supplement dated September 27, 2022 to the Prospectus and Summary Prospectus
dated October 31, 2021, as may be supplemented from time to time
The name of the “S&P/LSTA U.S. Leveraged Loan 100 Index” has changed to the “Morningstar LSTA US Leveraged Loan 100 Index.” As a result, effective immediately, all references to the name of the index in the Prospectus and Summary Prospectus are updated accordingly.

SPDR Blackstone Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® Blackstone Senior Loan ETF
(the “Fund”)
Supplement dated September 27, 2022 to the Prospectus and Summary Prospectus
dated October 31, 2021, as may be supplemented from time to time
The name of the “S&P/LSTA U.S. Leveraged Loan 100 Index” has changed to the “Morningstar LSTA US Leveraged Loan 100 Index.” As a result, effective immediately, all references to the name of the index in the Prospectus and Summary Prospectus are updated accordingly.